Quarterly Holdings Report
for
Fidelity® Stock Selector Small Cap Fund
July 31, 2026
SCS-NPRT3-0926
1.804877.122
Common Stocks - 98.4%
	Shares	Value ($)
CANADA - 3.4%
Energy - 0.9%
Energy Equipment & Services - 0.5%
CES Energy Solutions Corp	3,128,400	36,464,712
Oil, Gas & Consumable Fuels - 0.4%
Teekay Tankers Ltd Class A	387,000	30,716,190
TOTAL ENERGY		67,180,902
Financials - 0.6%
Capital Markets - 0.6%
TMX Group Ltd	1,207,001	44,117,938
Health Care - 0.5%
Biotechnology - 0.5%
Xenon Pharmaceuticals Inc (b)	617,185	38,678,984
Industrials - 0.1%
Electrical Equipment - 0.1%
Electrovaya Inc (United States) (b)	986,128	8,105,972
Materials - 0.1%
Metals & Mining - 0.1%
Major Drilling Group International Inc (b)	766,272	7,608,878
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Colliers International Group Inc Subordinate Voting Shares	285,232	28,046,067
Utilities - 0.8%
Gas Utilities - 0.8%
Brookfield Infrastructure Corp (United States) (a)	1,312,709	55,527,591
TOTAL CANADA		249,266,332
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Lundin Mining Corp	1,180,997	29,241,649
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (b)	32,406	7,904,147
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Insurance - 0.2%
Accelerant Holdings Class A (b)	1,161,606	13,799,879
GUATEMALA - 0.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA (a)	253,751	24,228,145
ISRAEL - 0.3%
Information Technology - 0.3%
Software - 0.3%
Cellebrite DI Ltd (b)	1,301,013	19,189,942
JAPAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (b)	582,065	24,155,698
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Argenx SE ADR (b)	44,011	37,577,472
Newamsterdam Pharma Co NV (b)	471,600	13,105,764

TOTAL NETHERLANDS		50,683,236
PUERTO RICO - 1.2%
Financials - 1.2%
Banks - 1.2%
First BanCorp/Puerto Rico	3,039,613	87,936,004
SWITZERLAND - 0.7%
Consumer Discretionary - 0.7%
Automobile Components - 0.7%
Garrett Motion Inc	1,556,427	48,482,701
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Silicon Motion Technology Corp ADR	140,200	35,554,720
THAILAND - 0.9%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
BKV Corp (a)(b)	1,062,900	25,998,534
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Fabrinet (b)	86,624	37,716,956
TOTAL THAILAND		63,715,490
UNITED KINGDOM - 0.7%
Communication Services - 0.2%
Media - 0.2%
4imprint Group PLC	264,300	14,668,741
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Games Workshop Group PLC	65,854	16,969,904
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	238,400	17,083,744
TOTAL UNITED KINGDOM		48,722,389
UNITED STATES - 88.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Anterix Inc (a)(b)	27,507	2,558,701
Csquare Inc	680,800	13,588,768
TOTAL COMMUNICATION SERVICES		16,147,469
Consumer Discretionary - 10.0%
Automobile Components - 1.6%
Dorman Products Inc (a)(b)	258,778	34,458,878
Patrick Industries Inc (a)	504,950	41,683,623
Phinia Inc	602,701	44,352,767
		120,495,268
Distributors - 0.1%
GigaCloud Technology Inc Class A (a)(b)	348,500	15,243,390
Diversified Consumer Services - 0.9%
Laureate Education Inc (b)	1,714,697	65,690,042
Hotels, Restaurants & Leisure - 0.7%
Brinker International Inc (b)	101,300	21,647,810
Lindblad Expeditions Holdings Inc (b)	458,280	13,555,922
Pursuit Attractions and Hospitality Inc (b)	253,900	12,829,567
		48,033,299
Household Durables - 2.6%
Champion Homes Inc (b)	297,284	23,666,779
Green Brick Partners Inc (b)	818,748	57,910,046
Installed Building Products Inc (a)	260,772	58,136,510
Lovesac Co/The (b)	356,966	5,743,583
SharkNinja Inc (b)	296,762	48,007,189
		193,464,107
Leisure Products - 0.4%
Acushnet Holdings Corp (a)	261,481	26,480,181
Specialty Retail - 2.0%
Academy Sports & Outdoors Inc	621,800	29,504,410
Boot Barn Holdings Inc (a)(b)	342,418	51,016,858
Group 1 Automotive Inc	62,900	18,037,833
Murphy USA Inc	61,211	37,201,597
Warby Parker Inc Class A (a)(b)	377,600	10,078,144
		145,838,842
Textiles, Apparel & Luxury Goods - 1.7%
Crocs Inc (b)	275,988	35,329,224
Kontoor Brands Inc	728,377	60,994,290
Steven Madden Ltd	596,453	27,484,554
		123,808,068
TOTAL CONSUMER DISCRETIONARY		739,053,197
Consumer Staples - 1.6%
Beverages - 0.4%
Vita Coco Co Inc/The (b)	418,294	27,582,306
Consumer Staples Distribution & Retail - 0.5%
Performance Food Group Co (b)	164,800	18,851,472
Sprouts Farmers Market Inc (b)	213,300	18,591,228
		37,442,700
Food Products - 0.7%
Darling Ingredients Inc (b)	452,427	27,435,173
Post Holdings Inc (a)(b)	238,765	21,825,509
		49,260,682
TOTAL CONSUMER STAPLES		114,285,688
Energy - 5.1%
Energy Equipment & Services - 2.5%
Cactus Inc Class A	300,024	19,504,560
National Energy Services Reunited Corp (b)	1,330,776	35,877,721
Noble Corp PLC	701,900	29,760,560
Select Water Solutions Inc Class A	2,049,525	37,957,203
Weatherford International PLC	687,200	60,329,288
		183,429,332
Oil, Gas & Consumable Fuels - 2.6%
Chord Energy Corp	397,086	55,742,933
Core Natural Resources Inc	193,941	15,484,249
Northern Oil & Gas Inc (a)	723,792	15,308,201
PBF Energy Inc Class A	1,481,590	107,089,325
		193,624,708
TOTAL ENERGY		377,054,040
Financials - 15.6%
Banks - 7.5%
Axos Financial Inc (b)	379,017	38,436,114
Central BanCo Inc	494,000	16,203,200
Columbia Financial Inc (a)	1,439,840	15,564,670
Community Financial System Inc	821,455	53,238,499
Connectone Bancorp Inc	459,024	15,120,250
CVB Financial Corp	1,403,400	31,394,058
East West Bancorp Inc	215,074	28,174,694
First Bancorp/Southern Pines NC	412,600	25,940,162
First Hawaiian Inc	1,006,500	27,970,635
First Horizon Corp	827,579	21,219,126
Glacier Bancorp Inc (a)	391,100	19,277,319
Nbt Bancorp Inc	552,834	29,106,710
Pathward Financial Inc	686,100	60,541,464
Pinnacle Financial Partners Inc	358,685	37,744,423
SOUTHSTATE BANK CORP	678,836	71,338,875
TriCo Bancshares	592,965	34,119,206
Western Alliance Bancorp	290,640	23,393,614
		548,783,019
Capital Markets - 2.2%
Houlihan Lokey Inc Class A	155,552	19,520,220
Lazard Inc	721,902	30,594,207
PJT Partners Inc Class A (a)	194,200	32,685,802
Stifel Financial Corp	787,417	65,284,744
WisdomTree Inc	749,700	14,521,689
		162,606,662
Consumer Finance - 1.8%
FirstCash Holdings Inc (a)	471,039	96,096,666
SLM Corp	1,334,258	34,684,037
		130,780,703
Financial Services - 1.6%
Essent Group Ltd	893,214	58,916,396
PennyMac Financial Services Inc (a)	347,962	26,239,814
WEX Inc (b)	217,600	40,682,496
		125,838,706
Insurance - 2.5%
First American Financial Corp	230,894	17,314,741
Genworth Financial Inc Class A (b)	6,684,129	65,704,988
Globe Life Inc	88,200	16,074,450
Oscar Health Inc Class A (b)	471,700	14,726,474
Primerica Inc	124,200	39,739,032
Selective Insurance Group Inc	283,870	26,908,037
		180,467,722
TOTAL FINANCIALS		1,148,476,812
Health Care - 19.2%
Biotechnology - 9.2%
Annexon Inc (b)	2,192,900	11,172,826
Avalo Therapeutics Inc (a)(b)	1,285,100	23,453,075
Caris Life Sciences Inc (b)	280,156	4,390,045
Celldex Therapeutics Inc (b)	33,590	1,278,435
Climb Bio Inc (b)	1,526,300	18,162,970
Cogent Biosciences Inc (b)	1,356,774	52,819,212
Damora Therapeutics Inc (b)	403,200	11,688,768
Dianthus Therapeutics Inc (a)(b)	300,718	32,152,769
Disc Medicine Inc (b)	235,200	18,110,400
Hemab Therapeutics Holdings Inc (a)	422,153	20,073,375
Insmed Inc (b)	232,650	22,939,290
Jade Biosciences Inc (b)	908,146	17,935,884
Kiniksa Pharmaceuticals International Plc Class A (b)	363,600	27,030,024
Korsana Biosciences (c)(d)(e)(f)	295,100	917,760
Kymera Therapeutics Inc (b)	314,000	32,467,600
MapLight Therapeutics Inc (a)	368,530	4,798,261
Olema Pharmaceuticals Inc (b)	888,994	10,178,981
Oruka Therapeutics Inc (b)	344,956	33,291,704
Praxis Precision Medicines Inc (b)	123,800	38,109,354
Relay Therapeutics Inc (b)	1,782,315	33,560,991
Spyre Therapeutics Inc (b)	383,335	37,693,331
Stoke Therapeutics Inc (b)	377,901	10,906,223
Twist Bioscience Corp (a)(b)	406,700	37,233,385
Tyra Biosciences Inc (b)	389,800	12,426,824
Upstream Bio Inc (b)	1,317,646	8,314,346
Vaxcyte Inc (b)	863,311	46,687,859
Veracyte Inc (b)	704,300	32,623,176
Viking Therapeutics Inc (a)(b)	586,000	18,599,640
Viridian Therapeutics Inc (b)	1,089,196	20,607,588
Vor BioPharma Inc (b)	687,398	14,538,468
Zenas Biopharma Inc (b)	662,841	20,839,721
		675,002,285
Health Care Equipment & Supplies - 2.6%
Artivion Inc (b)	142,647	3,827,219
Axogen Inc (b)	557,800	23,544,738
Ceribell Inc (b)	1,002,889	17,741,106
Glaukos Corp (b)	212,391	35,409,828
Kestra Medical Technologies Ltd (b)	633,962	14,473,352
Lantheus Holdings Inc (b)	325,000	32,383,000
LivaNova PLC (b)	599,200	48,019,889
TransMedics Group Inc (b)	174,412	13,344,262
		188,743,394
Health Care Providers & Services - 3.5%
BrightSpring Health Services Inc (b)	1,001,300	59,787,624
Brookdale Senior Living Inc (b)	2,829,724	41,313,970
Ensign Group Inc/The	262,910	46,840,046
Guardant Health Inc (b)	179,900	29,142,001
Guardian Pharmacy Services Inc Class A (b)	570,825	22,564,712
HealthEquity Inc (a)(b)	160,200	16,117,722
Hims & Hers Health Inc Class A (a)(b)	647,700	17,986,629
LifeStance Health Group Inc (b)	563,557	5,906,077
Privia Health Group Inc (b)	768,103	18,180,998
		257,839,779
Health Care Technology - 0.4%
Waystar Holding Corp (b)	1,306,158	27,572,995
Life Sciences Tools & Services - 0.5%
10X Genomics Inc Class A (b)	604,400	28,569,988
Charles River Laboratories International Inc (b)	32,300	7,510,073
		36,080,061
Pharmaceuticals - 3.0%
Alumis Inc (b)	1,170,000	33,052,500
Amylyx Pharmaceuticals Inc (b)	1,257,800	25,545,918
Definium Therapeutics Inc (b)	560,300	24,384,256
Elanco Animal Health Inc (b)	1,308,700	34,510,419
Enliven Therapeutics Inc (b)	579,691	31,772,864
Enliven Therapeutics Inc (b)(c)	120,720	6,616,663
MBX Biosciences Inc (b)	674,700	44,482,971
Structure Therapeutics Inc ADR (b)	452,735	21,749,389
		222,114,980
TOTAL HEALTH CARE		1,407,353,494
Industrials - 17.2%
Aerospace & Defense - 0.4%
Ducommun Inc (b)	91,153	16,318,210
Hawkeye 360 Inc (a)	591,509	12,539,991
		28,858,201
Air Freight & Logistics - 0.6%
GXO Logistics Inc (b)	824,482	41,356,017
Building Products - 2.7%
AZZ Inc	215,800	31,230,576
Louisiana-Pacific Corp	830,103	60,124,360
Resideo Technologies Inc (b)	685,000	23,495,500
Simpson Manufacturing Co Inc	371,566	69,757,801
Tecnoglass Holdings Inc	362,440	15,744,394
		200,352,631
Commercial Services & Supplies - 1.3%
Brink's Co/The	507,064	60,061,731
HNI Corp	334,856	15,071,869
Vestis Corp (b)	1,669,959	24,147,607
		99,281,207
Construction & Engineering - 4.0%
Cardinal Infrastructure Group Inc Class A (a)	628,795	38,916,123
Construction Partners Inc Class A (b)	462,545	47,804,026
Granite Construction Inc	336,797	40,742,333
IES Holdings Inc (b)	162,419	120,927,442
Primoris Services Corp	307,496	25,955,737
Sterling Infrastructure Inc (b)	9,100	5,430,607
WillScot Holdings Corp	326,900	7,937,132
		287,713,400
Electrical Equipment - 0.3%
Nextpower Inc Class A (b)	270,947	24,350,006
Machinery - 3.5%
Atmus Filtration Technologies Inc	520,377	26,867,065
Blue Bird Corp (b)	404,800	30,113,072
CECO Environmental Corp (b)	590,566	38,912,394
Federal Signal Corp	241,000	30,112,950
Kadant Inc (a)	46,860	14,409,450
SPX Technologies Inc (b)	194,978	42,821,068
Terex Corp	1,116,594	70,166,767
		253,402,766
Passenger Airlines - 0.8%
SkyWest Inc (b)	583,441	62,410,684
Professional Services - 1.4%
Amentum Holdings Inc (b)	953,033	21,157,333
CRA International Inc	123,400	22,092,302
ExlService Holdings Inc (b)	595,960	20,220,923
First Advantage Corp (a)(b)	1,012,308	20,084,190
KBR Inc	585,300	21,427,833
		104,982,581
Trading Companies & Distributors - 2.2%
Herc Holdings Inc	445,341	66,863,498
Rush Enterprises Inc Class A	812,213	64,806,475
Xometry Inc Class A (b)	346,700	29,719,124
		161,389,097
TOTAL INDUSTRIALS		1,264,096,590
Information Technology - 9.6%
Electronic Equipment, Instruments & Components - 4.8%
Advanced Energy Industries Inc	149,091	43,164,826
Bel Fuse Inc Class B	111,887	30,429,907
Belden Inc	497,031	61,656,696
ePlus Inc	267,149	24,687,239
OSI Systems Inc (b)	154,902	34,293,754
Sanmina Corp (b)	494,154	91,695,216
TD SYNNEX Corp	224,504	57,405,673
TTM Technologies Inc (b)	74,000	8,542,560
		351,875,871
IT Services - 0.0%
Boost Run Inc Class A	410,151	8,219,426
Semiconductors & Semiconductor Equipment - 2.6%
Axcelis Technologies Inc (b)	358,207	46,703,029
Diodes Inc (b)	163,700	13,475,784
MACOM Technology Solutions Holdings Inc (b)	114,719	28,844,945
MKS Inc	102,131	30,378,866
Onto Innovation Inc (b)	50,810	13,138,450
Penguin Solutions Inc (b)	212,077	11,161,612
Veeco Instruments Inc (b)	900,667	45,033,350
		188,736,036
Software - 2.2%
Agilysys Inc (a)(b)	174,800	18,381,968
Braze Inc Class A (b)	648,755	16,166,975
Intapp Inc (b)	578,948	18,925,810
InterDigital Inc (a)	146,910	44,781,841
Manhattan Associates Inc (b)	96,400	18,447,104
Riot Platforms Inc (b)	1,573,100	31,729,427
Varonis Systems Inc (b)	288,953	11,543,672
		159,976,797
TOTAL INFORMATION TECHNOLOGY		708,808,130
Materials - 4.2%
Chemicals - 2.0%
Ecovyst Inc (b)	1,815,284	21,892,325
Element Solutions Inc	898,900	33,016,597
Minerals Technologies Inc	661,942	50,466,458
Perimeter Solutions Inc (b)	671,200	20,545,432
Scotts Miracle-Gro Co/The	303,700	19,947,016
		145,867,828
Construction Materials - 1.0%
Eagle Materials Inc	305,415	62,591,750
Suncrete Inc Class A	748,818	12,647,536
		75,239,286
Metals & Mining - 1.2%
Century Aluminum Co (b)	311,000	13,923,470
Commercial Metals Co	923,415	63,457,079
Constellium SE (b)	474,700	13,187,166
		90,567,715
TOTAL MATERIALS		311,674,829
Real Estate - 4.6%
Diversified REITs - 0.7%
Essential Properties Realty Trust Inc (a)	1,561,402	48,856,269
Health Care REITs - 1.7%
American Healthcare REIT Inc (a)	1,154,513	64,190,923
CareTrust REIT Inc	1,351,235	56,670,796
		120,861,719
Industrial REITs - 0.9%
Americold Realty Trust Inc	3,121,700	43,984,753
Terreno Realty Corp	336,610	24,118,107
		68,102,860
Real Estate Management & Development - 0.6%
Jones Lang LaSalle Inc (b)	131,300	46,615,439
Retail REITs - 0.2%
Acadia Realty Trust	780,300	17,533,340
Specialized REITs - 0.5%
Outfront Media Inc	1,071,390	34,145,199
TOTAL REAL ESTATE		336,114,826
Utilities - 1.5%
Gas Utilities - 1.5%
Southwest Gas Holdings Inc	721,331	64,486,992
UGI Corp	1,315,078	47,500,617
TOTAL UTILITIES		111,987,609
TOTAL UNITED STATES		6,535,052,684
TOTAL COMMON STOCKS (Cost $5,302,102,374)		7,237,933,016

Money Market Funds - 6.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	202,295,748	202,336,207
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	295,917,564	295,947,156
TOTAL MONEY MARKET FUNDS (Cost $498,276,716)			498,283,363

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $5,800,379,090)	7,736,216,379
NET OTHER ASSETS (LIABILITIES) - (5.2)% (g)	(380,344,000)
NET ASSETS - 100.0%	7,355,872,379

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	242	9/2026	35,549,800	(68,778)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,534,423 or 0.1% of net assets.

(d)	Affiliated company.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Level 3 security.
(g)	Includes $3,103,600 of cash collateral to cover margin requirements for futures contracts.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $153,431,304.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Enliven Therapeutics Inc	3/19/2024	1,690,080

Korsana Biosciences	4/1/2026	694,488

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	110,843,854	1,817,573,222	1,726,080,673	4,411,913	(6,619)	6,423	202,336,207	202,295,748
Fidelity Securities Lending Cash Central Fund	102,948,032	1,382,756,416	1,189,753,131	304,569	(4,161)	-	295,947,156	295,917,564
	213,791,886	3,200,329,638	2,915,833,804	4,716,482	(10,780)	6,423	498,283,363

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Korsana Biosciences	-	694,488	-	-	-	223,272	917,760	295,100
Total	-	694,488	-	-	-	223,272	917,760

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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